LEASES - Lessor - Lease Rental Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Direct financing leases	¥ 570,182	$ 81,902
Direct financing leases under ASC 840			¥ 613,439
Sales-type leases	80,730	11,596
Current assets	650,912	93,498
Current assets under ASC 840	650,912	93,498	613,439
Non-current assets:
Direct financing leases	859,936	123,522
Direct financing leases under ASC 840			1,431,441
Sales-type leases	217,840	31,291
Non-current assets	1,077,776	154,813
Non-current assets under ASC 840			1,431,441
Net investment in financing leases	¥ 1,728,688	$ 248,311
Net investment in financing leases under ASC 840			¥ 2,044,880